Stock Bonus Plan - Summary of Future expense of Unvested Awards (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Schedule Of Future Expense Of Unvested Awards [Abstract]
2021	$ 2,527	$ 3,449
2022	8,652	2,022
2023	7,378	1,688
2024	4,545	951
Thereafter	1,547
Total	$ 24,649	$ 8,110